Balance Sheets (Parenthetical) - $ / shares	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	51,314,000	50,340,000	50,340,000
Common stock, shares outstanding	51,314,000	50,340,000	50,340,000